INVESTMENT IN NON-MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investment In Non-marketable Securities
SCHEDULE OF INVESTMENT IN NON MARKETABLE SECURITIES

	As of December 31,
Unreserved Sdn Bhd	2021	2020
Investment in non-marketable securities	$-	$730,637
Less: Sale of investment in non-marketable securities	-	(730,637)
Investment in non-marketable securities	-	-

Phoenix Plus Corporation
Cost of investment	1,500	1,500

Total investment in non-marketable securities	$1,500	$1,500